UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21381

                     FIRST TRUST VALUE LINE(R) DIVIDEND FUND
               (Exact name of registrant as specified in charter)

                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios L.P.
                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141

                      Date of fiscal year end: MAY 31, 2005

                   Date of reporting period: FEBRUARY 28, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)


                                                                     MARKET
   SHARES                                                            VALUE
 ----------                                                      ------------

 COMMON STOCKS - 98.4%


              COMMERCIAL BANKS - 16.9%
    133,098   AmSouth Bancorp ................................ $    3,324,788
    103,194   Associated Banc-Corp ...........................      3,308,400
     71,584   Bank of America Corp. ..........................      3,339,394
     74,945   Bank of Montreal ...............................      3,331,305
    101,802   Bank of Nova Scotia ............................      3,310,601
     84,822   BB&T Corp. .....................................      3,320,781
     58,869   Canadian Imperial Bank of Commerce .............      3,295,487
     48,994   City National Corp. ............................      3,353,639
     58,178   Comerica, Inc. .................................      3,320,800
     70,550   Commerce Bancshares, Inc. ......................      3,330,665
     73,501   Fifth Third Bancorp ............................      3,290,640
     77,953   First Horizon National Corp. ...................      3,316,900
     97,814   First Midwest Bancorp, Inc. ....................      3,338,392
    129,164   Hibernia Corp., Class A ........................      3,315,640
     82,381   Marshall & Ilsley Corp. ........................      3,335,607
     68,063   Mercantile Bankshares Corp. ....................      3,308,542
     81,572   National Bank of Canada ........................      3,505,863
     93,150   National City Corp. ............................      3,331,975
    116,437   North Fork Bancorporation, Inc. ................      3,354,550
    161,675   Old National Bancorp ...........................      3,343,439
     63,073   PNC Financial Services Group, Inc. .............      3,320,163
    103,226   Regions Financial Corp. ........................      3,330,071
     57,107   Royal Bank of Canada ...........................      3,352,181
     46,013   SunTrust Banks, Inc. ...........................      3,333,182
    122,448   Synovus Financial Corp. ........................      3,325,688
     81,512   Toronto-Dominion Bank ..........................      3,337,101
     55,541   Wells Fargo & Company ..........................      3,298,024
     98,103   Wilmington Trust Corp. .........................      3,324,711
                                                               --------------
                                                                   93,298,529
                                                               --------------

              REITS - 12.1%
     99,574   Archstone-Smith Trust ..........................      3,368,589
     49,052   Avalonbay Communities, Inc. ....................      3,409,114
     84,606   BRE Properties, Inc., Class A ..................      3,316,555
    106,163   Duke Realty Corp. ..............................      3,363,244
    111,287   Equity Office Properties Trust .................      3,357,529
    103,034   Equity Residential .............................      3,380,546
     66,602   Federal Realty Investment Trust ................      3,342,754
    134,391   Health Care Property Investors, Inc. ...........      3,386,653
     90,956   Healthcare Realty Trust, Inc. ..................      3,347,181
     61,622   Kimco Realty Corp. .............................      3,272,744
     81,652   Liberty Property Trust .........................      3,385,292
     76,113   Mack-Cali Realty Corp. .........................      3,364,195
    128,563   New Plan Excel Realty Trust ....................      3,363,208
     81,412   Pennsylvania Real Estate Investment Trust ......      3,305,327
     87,782   Plum Creek Timber Company, Inc. ................      3,296,214
     84,049   Prologis .......................................      3,341,788
     53,090   Simon Property Group, Inc. .....................      3,289,456
    151,358   United Dominion Realty Trust, Inc. .............      3,345,012
    114,117   Washington Real Estate Investment Trust ........      3,332,216
     91,862   Weingarten Realty Investors ....................      3,383,278
                                                               --------------
                                                                   66,950,895
                                                               --------------


                See Notes to Quarterly Portfolio of Investments           Page 1

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)

                                                                     MARKET
   SHARES                                                            VALUE
 ----------                                                      ------------

 COMMON STOCKS - CONTINUED


              ELECTRIC UTILITIES - 9.6%
     83,207   ALLETE,  Inc. .................................. $    3,301,654
     65,319   Ameren Corp. ...................................      3,361,969
     81,672   Cinergy Corp. ..................................      3,303,632
     76,906   Consolidated Edison, Inc. ......................      3,287,731
     47,589   Entergy Corp. ..................................      3,289,352
     73,372   Exelon Corp. ...................................      3,328,154
     41,792   FPL Group, Inc. ................................      3,316,195
    107,713   Great Plains Energy, Inc. ......................      3,338,026
    124,983   Hawaiian Electric Industries, Inc. .............      3,327,047
     59,555   NSTAR ..........................................      3,305,303
     79,865   Pinnacle West Capital Corp. ....................      3,334,364
    127,087   PNM Resources, Inc. ............................      3,334,763
     77,210   Progress Energy, Inc. ..........................      3,346,281
    101,959   The Southern Company ...........................      3,274,923
     96,227   Wisconsin Energy Corp. .........................      3,341,001
    187,298   Xcel Energy, Inc. ..............................      3,318,921
                                                               --------------
                                                                   53,109,316
                                                               --------------

              FOOD PRODUCTS - 7.3%
     83,668   Cadbury Schweppes PLC, Sponsored ADR ...........      3,319,109
    120,014   Campbell Soup Company ..........................      3,324,388
    121,641   ConAgra Foods, Inc. ............................      3,323,232
     63,935   General Mills, Inc. ............................      3,348,276
     89,654   H.J. Heinz Company .............................      3,374,577
     75,939   Kellogg Company ................................      3,341,316
     99,128   Kraft Foods, Inc. ..............................      3,315,832
     79,293   Lancaster Colony Corp. .........................      3,378,675
    147,722   Sara Lee Corp. .................................      3,308,973
     67,965   The J.M. Smucker Company .......................      3,341,159
     50,148   Unilever NV ....................................      3,354,400
     86,682   Unilever PLC, Sponsored ADR ....................      3,364,128
                                                               --------------
                                                                   40,094,065
                                                               --------------

              MULTI-UTILITIES & UNREGULATED POWER - 6.6%
     64,319   Constellation Energy Group, Inc. ...............      3,310,499
     46,347   Dominion Resources, Inc. .......................      3,338,375
    128,813   Energy East Corp. ..............................      3,313,070
     55,643   Equitable Resources, Inc. ......................      3,302,412
    122,856   MDU Resources Group, Inc. ......................      3,313,426
    117,509   National Fuel Gas Company ......................      3,327,855
     86,977   SCANA Corp. ....................................      3,308,605
     83,901   Sempra Energy ..................................      3,356,040
    136,884   TransCanada Corp. ..............................      3,309,855
    122,901   Vectren Corp. ..................................      3,325,701
     62,668   WPS Resources Corp. ............................      3,266,256
                                                               --------------
                                                                   36,472,094
                                                               --------------




Page 2               See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)

                                                                     MARKET
   SHARES                                                            VALUE
 ----------                                                      ------------

 COMMON STOCKS - CONTINUED


              OIL & GAS - 5.4%
     51,089   BP PLC, Sponsored ADR .......................... $    3,316,698
     52,820   ChevronTexaco Corp. ............................      3,279,066
     29,440   ConocoPhillips .................................      3,264,602
     52,745   Exxon Mobil Corp. ..............................      3,339,286
     70,761   Marathon Oil Corp. .............................      3,349,826
     46,772   Occidental Petroleum Corp. .....................      3,286,668
     53,346   Royal Dutch Petroleum Company ..................      3,365,599
     59,279   Shell Transport & Trading Company PLC,
                 Sponsored ADR ...............................      3,361,712
     28,121   Total SA, Sponsored ADR ........................      3,352,023
                                                               --------------
                                                                   29,915,480
                                                               --------------

              GAS UTILITIES - 4.8%
     96,619   AGL Resources, Inc. ............................      3,344,950
     83,458   KeySpan Corp. ..................................      3,300,764
     76,200   New Jersey Resources Corp. .....................      3,383,280
     90,707   Nicor, Inc. ....................................      3,382,464
     77,498   Peoples Energy Corp. ...........................      3,315,364
    143,695   Piedmont Natural Gas Company, Inc. .............      3,356,715
     74,961   UGI Corp. ......................................      3,354,505
    108,064   WGL Holdings, Inc. .............................      3,317,565
                                                               --------------
                                                                   26,755,607
                                                               --------------

              INSURANCE - 4.8%
    110,989   Arthur J. Gallagher & Company ..................      3,314,131
     74,241   Cincinnati Financial Corp. .....................      3,320,800
     68,583   Jefferson-Pilot Corp. ..........................      3,357,824
     70,640   Lincoln National Corp. .........................      3,309,484
     60,279   Mercury General Corp. ..........................      3,306,906
     62,280   The Allstate Corp. .............................      3,343,190
     41,988   The Chubb Corp. ................................      3,321,671
     71,631   Unitrin, Inc. ..................................      3,358,061
                                                               --------------
                                                                   26,632,067
                                                               --------------


              DIVERSIFIED TELECOMMUNICATION SERVICES - 3.0%
     58,270   ALLTEL Corp. ...................................      3,333,044
    128,913   BellSouth Corp. ................................      3,325,956
    138,482   SBC Communications, Inc. .......................      3,330,492
     90,264   Telecom Corp. of New Zealand Ltd.,
                 Sponsored ADR ...............................      3,361,431
     92,501   Verizon Communications, Inc. ...................      3,327,261
                                                               --------------
                                                                   16,678,184
                                                               --------------

              PHARMACEUTICALS - 3.0%
     72,128   Abbott Laboratories ............................      3,317,167
     68,399   GlaxoSmithKline PLC, ADR .......................      3,298,200
     60,094   Lilly (Eli) & Company ..........................      3,365,264
    124,561   Pfizer, Inc. ...................................      3,274,708
     82,422   Wyeth ..........................................      3,364,466
                                                               --------------
                                                                   16,619,805
                                                               --------------



        See Notes to Quarterly Portfolio of Investments                   Page 3

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)

                                                                     MARKET
   SHARES                                                            VALUE
 ----------                                                      ------------

 COMMON STOCKS - CONTINUED


              CHEMICALS - 2.4%
     53,389   Air Products & Chemicals, Inc. ................. $    3,343,219
     62,025   E. I. du Pont de Nemours and Company ...........      3,305,933
     46,065   PPG Industries, Inc. ...........................      3,314,377
    151,773   Sensient Technologies Corp. ....................      3,314,722
                                                               --------------
                                                                   13,278,251
                                                               --------------

              HOUSEHOLD PRODUCTS - 2.4%
     62,870   Colgate-Palmolive Company ......................      3,327,080
     50,277   Kimberly-Clark Corp. ...........................      3,317,277
     61,622   Procter & Gamble Company .......................      3,271,512
     55,310   The Clorox Company .............................      3,320,812
                                                               --------------
                                                                   13,236,681
                                                               --------------

              MACHINERY - 1.9%
     47,678   Deere & Company ................................      3,390,383
     48,100   Eaton Corp. ....................................      3,354,975
     59,449   Harsco Corp. ...................................      3,472,416
                                                               --------------
                                                                   10,217,774
                                                               --------------


              BEVERAGES - 1.8%
     70,015   Anheuser-Busch Companies, Inc. .................      3,322,212
     67,168   Brown-Forman Corp., Class B ....................      3,418,851
     77,825   The Coca-Cola Company ..........................      3,330,910
                                                               --------------
                                                                   10,071,973
                                                               --------------


              THRIFTS & MORTGAGE FINANCE - 1.8%
     91,558   Capitol Federal Financial ......................      3,339,120
    142,830   Washington Federal, Inc. .......................      3,392,213
     79,274   Washington Mutual, Inc. ........................      3,326,337
                                                               --------------
                                                                   10,057,670
                                                               --------------


              COMMERCIAL SERVICES & SUPPLIES - 1.8%
     55,154   Avery Dennison Corp. ...........................      3,347,848
     73,049   Pitney Bowes, Inc. .............................      3,350,027
     99,904   R.R. Donnelley & Sons Company ..................      3,317,812
                                                               --------------
                                                                   10,015,687
                                                               --------------

              INDUSTRIAL CONGLOMERATES - 1.8%
     39,439   3M Company .....................................      3,310,510
     93,517   General Electric Company .......................      3,291,798
     67,386   Teleflex, Inc. .................................      3,393,559
                                                               --------------
                                                                    9,995,867
                                                               --------------


              HOUSEHOLD DURABLES - 1.8%
    118,769   Leggett & Platt, Inc. ..........................      3,286,338
    106,607   Lincoln Electric Holdings, Inc. ................      3,368,781
    100,387   Snap-On, Inc. ..................................      3,322,810
                                                               --------------
                                                                    9,977,929
                                                               --------------



Page 4               See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)

                                                                     MARKET
   SHARES                                                            VALUE
 ----------                                                      ------------

 COMMON STOCKS - CONTINUED

              MEDIA - 1.8%
     88,249   Dow Jones & Company, Inc. ...................... $    3,274,038
     50,057   Knight-Ridder, Inc. ............................      3,278,733
     82,137   Tribune Company ................................      3,345,440
                                                               --------------
                                                                    9,898,211
                                                               --------------

              ELECTRICAL EQUIPMENT - 1.2%
     50,216   Emerson Electric Company .......................      3,330,325
     63,580   Hubbell, Inc., Class B .........................      3,420,604
                                                               --------------
                                                                    6,750,929
                                                               --------------

              CONTAINERS & PACKAGING - 1.2%
    111,399   Bemis Company ..................................      3,324,146
    114,787   Sonoco Products Company ........................      3,338,006
                                                               --------------
                                                                    6,662,152
                                                               --------------


              HEALTH CARE EQUIPMENT & SUPPLIES - 0.8%
     33,622   Arrow International Inc. .......................      1,134,406
     59,374   Hillenbrand Industries, Inc. ...................      3,349,288
                                                               --------------
                                                                    4,483,694
                                                               --------------

              TOBACCO - 0.6%
     67,924   Universal Corp. ................................      3,409,785
                                                               --------------

              SPECIALTY RETAIL - 0.6%
     75,507   The Sherwin-Williams Company ...................      3,344,960
                                                               --------------

              CAPITAL MARKETS - 0.6%
    124,561   Allied Capital Corp. ...........................      3,340,726
                                                               --------------

              FOOD & STAPLES RETAILING - 0.6%
     89,800   Weis Markets, Inc. .............................      3,338,764
                                                               --------------

              DISTRIBUTORS - 0.6%
     77,031   Genuine Parts Company ..........................      3,333,902
                                                               --------------

              AUTO COMPONENTS - 0.6%
     44,900   Magna International, Inc. ......................      3,320,355
                                                               --------------

              CONSTRUCTION MATERIALS - 0.6%
     57,364   Vulcan Materials Company .......................      3,319,081
                                                               --------------



              TOTAL COMMON STOCKS ............................    544,580,433
                                                               --------------
              (Cost $475,761,745)


              TOTAL INVESTMENTS - 98.4% ......................    544,580,433
              (Cost $475,761,745)*

              NET OTHER ASSETS & LIABILITIES - 1.6% ..........      8,610,665
                                                               --------------
              NET ASSETS - 100.0% ............................ $  553,191,098
                                                               ==============


-----------------------------------------------------------------------------
         *    Aggregate cost for federal tax purposes
       ADR    American Depository Receipt
      REIT    Real Estate Investment Trust

               See Notes to Quarterly Portfolio of Investments            Page 5

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                     FIRST TRUST VALUE LINE(R) DIVIDEND FUND
                                FEBRUARY 28, 2005


                      1. VALUATION AND INVESTMENT PRACTICES


PORTFOLIO VALUATION:

The Fund determines the net asset value ("NAV") of its shares daily, as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in 60 days or less are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in such securities valuation. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Fund's Board of Trustees. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.


SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.


                    2. UNREALIZED APPRECIATION/(DEPRECIATION)

As of February 28, 2005, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $72,495,419 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,676,731.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST VALUE LINE(R) DIVIDEND FUND


By (Signature and Title)*   /S/ JAMES A. BOWEN
                            ---------------------------------------
                            James A. Bowen, Chief Executive Officer
                            (principal executive officer)

Date APRIL 28, 2005
     --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /S/ JAMES A. BOWEN
                            ---------------------------------------
                            James A. Bowen, Chief Executive Officer
                            (principal executive officer)

Date APRIL 28, 2005
     --------------


By (Signature and Title)*   /S/ MARK R. BRADLEY
                            ----------------------------------------
                            Mark R. Bradley, Chief Financial Officer
                            (principal financial officer)

Date APRIL 28, 2005
     --------------

* Print the name and title of each signing officer under his or her signature.